Interest-Bearing Borrowings (Details) - Schedule of contractual maturities of the gross obligations under repurchase agreements - CNY (¥)	Dec. 31, 2021	Dec. 31, 2020
Assets Sold under Agreements to Repurchase [Line Items]
Gross obligations under repurchase agreements	¥ 45,250,000	¥ 508,576,882
Greater than 90 days [Member]
Assets Sold under Agreements to Repurchase [Line Items]
Gross obligations under repurchase agreements	¥ 45,250,000	358,943,184
Overnight [Member]
Assets Sold under Agreements to Repurchase [Line Items]
Gross obligations under repurchase agreements
Up to 30 days [Member]
Assets Sold under Agreements to Repurchase [Line Items]
Gross obligations under repurchase agreements		37,871,851
30 to 90 days [Member]
Assets Sold under Agreements to Repurchase [Line Items]
Gross obligations under repurchase agreements		¥ 111,761,847